Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025		Dec. 29, 2024
Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate [Abstract]
Federal tax (benefit) at statutory rate, amount			$ (8,962)		$ (11,433)
Federal tax (benefit) at statutory rate, Effect on Effective Tax Rate			21.00%
State income taxes, net of federal tax benefits, amount			$ 378	[1]	(2,444)
State income taxes, net of federal tax benefits, Effect on Effective Tax Rate		21.00%	(0.90%)	[1]
Stock compensation, amount					1,102
Fair value adjustments, amount					(980)
Foreign tax effects, amount
Foreign tax effects, Effect on Effective Tax Rate
Forward purchase agreements, amount
Effect of changes in tax rates, amount					706
Tax law changes, amount
Tax law changes, Effect on Effective Tax Rate
Effect of cross-border tax laws, amount
Effect of cross-border tax laws, Effect on Effective Tax Rate
Tax credits, amount
Tax credits, Effect on Effective Tax Rate
Valuation allowance, amount	$ 800		$ 11,328		16,171
Valuation allowance, Effect on Effective Tax Rate			(26.60%)
Nondeductible items, amount					1,332
Nondeductible items, Effect on Effective Tax Rate
Debt extinguishment, amount					(6,571)
Warranty liability, amount			$ 588
Warranty liability, Effect on Effective Tax Rate			(1.40%)
Other nondeductible items, amount			$ 276		59
Other nondeductible items, Effect on Effective Tax Rate			(0.60%)
Changes in unrecognized tax benefits, amount
Changes in unrecognized tax benefits, Effect on Effective Tax Rate
Deferred tax true-up, amount			$ (2,030)		2,058
Deferred tax true-up, Effect on Effective Tax Rate			4.80%
Total tax provision, amount			$ 1,578
Total tax provision, Effect on Effective Tax Rate	10.40%		(3.70%)

[1]	State taxes in California made up the majority (greater than 50 percent) of the tax effect in this category.